Related Party Transactions (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Related party revenues	$ 163,971,821	¥ 1,138,456,364	¥ 1,117,985,965	¥ 819,394,401
One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	46,297,239	321,441,733	428,687,491	180,943,785
One Time Commissions | Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	9,502,410	65,975,239	1,601,930	57,167,835
One Time Commissions | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	4,197,469	29,143,028	87,103,829	31,431,057
One Time Commissions | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	6,168,941	42,830,956	163,062,723	21,610,352
One Time Commissions | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	2,118,656	14,709,830	90,178,715	16,899,267
One Time Commissions | Wanjia Win-Win.
Related Party Transaction [Line Items]
Related party revenues			126,706	13,728,697
One Time Commissions | Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	24,018,026	166,757,151	20,569,000	13,383,558
One Time Commissions | Shanghai Gopher Fangduoduo Investment Management Co., Ltd
Related Party Transaction [Line Items]
Related party revenues	162,713	1,129,717
One Time Commissions | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			65,958,819	6,828,836
One Time Commissions | Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				3,594,621
One Time Commissions | Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Related party revenues				3,169,064
One Time Commissions | Sequoia Capital Investment Management (Tianjin) Co., Ltd
Related Party Transaction [Line Items]
Related party revenues				2,971,000
One Time Commissions | Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				2,637,579
One Time Commissions | One-Time Commissions Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	129,024	895,812	85,769	2,639,607
One Time Commissions | Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				2,487,443
One Time Commissions | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				1,531,599
One Time Commissions | Gopher RE Credit Fund SP
Related Party Transaction [Line Items]
Related party revenues				764,235
One Time Commissions | Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Related party revenues				99,035
Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	111,727,830	775,726,326	634,913,375	560,071,763
Recurring Service Fees | Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	32,620,845	226,486,527	17,368,889	71,238,249
Recurring Service Fees | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	18,527,483	128,636,314	109,191,795	97,310,324
Recurring Service Fees | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	23,691,275	164,488,522	116,225,782	31,373,962
Recurring Service Fees | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	6,397,225	44,415,932	38,343,622	1,136,429
Recurring Service Fees | Wanjia Win-Win.
Related Party Transaction [Line Items]
Related party revenues	1,071,663	7,440,558	44,791,972	94,493,711
Recurring Service Fees | Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	11,423,777	79,315,287	51,807,324	79,651,065
Recurring Service Fees | Shanghai Gopher Fangduoduo Investment Management Co., Ltd
Related Party Transaction [Line Items]
Related party revenues	533,349	3,703,044
Recurring Service Fees | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			148,421,108	20,343,486
Recurring Service Fees | Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			4,498,656	4,920,036
Recurring Service Fees | Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Related party revenues				5,587,347
Recurring Service Fees | Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	374,257	2,598,464	3,774,933	37,336,074
Recurring Service Fees | Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	5,032,278	34,939,104	25,043,197	25,155,045
Recurring Service Fees | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	784,753	5,448,537	7,824,920	15,728,463
Recurring Service Fees | Shanghai Gopher Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	2,429,882	16,870,674
Recurring Service Fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Related party revenues	6,107,514	42,404,469	47,850,038	52,667,224
Recurring Service Fees | Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	801,944	5,567,900	2,682,159	10,327,189
Recurring Service Fees | Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Related party revenues	1,113,075	7,728,080	8,842,927	7,040,886
Recurring Service Fees | Beijing Sequoia Heyuan Capital Investment Fund Limited Partnership
Related Party Transaction [Line Items]
Related party revenues				5,238,138
Recurring Service Fees | Recurring Services Fee Earned from Funds Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	223,768	1,553,624	7,812,281	368,473
Recurring Service Fees | Noah Holdings (Hong Kong) Limited
Related Party Transaction [Line Items]
Related party revenues				155,662
Recurring Service Fees | Kunming Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	159,807	1,109,537	433,772
Recurring Service Fees | Shanghai Gopher Nuo Tie Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	332,595	2,309,209
Recurring Service Fees | Shanghai Gopher Yuanhao Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	102,340	710,544
Performance Based Income
Related Party Transaction [Line Items]
Related party revenues	5,689,238	39,500,382	53,825,293	76,342,053
Performance Based Income | Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	676,272	4,695,355
Performance Based Income | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	869,845	6,039,336		65,100,808
Performance Based Income | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	54,756	380,167
Performance Based Income | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	678,559	4,711,247	23,085,688	57,659
Performance Based Income | Wanjia Win-Win.
Related Party Transaction [Line Items]
Related party revenues	995,788	6,913,756		4,139,003
Performance Based Income | Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	2,320,432	16,110,757	14,348,735
Performance Based Income | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			5,690,366	7,044,583
Performance Based Income | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	93,586	649,764
Performance Based Income | Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			10,700,504
Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	257,514	1,787,923	559,806	2,036,800
Other Service Fee | Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				303,005
Other Service Fee | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				961,173
Other Service Fee | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	11,790	81,858	5,210
Other Service Fee | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				12,678
Other Service Fee | Wanjia Win-Win.
Related Party Transaction [Line Items]
Related party revenues				573,540
Other Service Fee | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				89,443
Other Service Fee | Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				63,679
Other Service Fee | Other Services Subscribed by Shareholders
Related Party Transaction [Line Items]
Related party revenues	$ 245,724	¥ 1,706,065	¥ 554,596	15,825
Other Service Fee | Yiwu Xinguang Equity Investment Fund Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				9,367
Other Service Fee | Kunshan Jingzhao
Related Party Transaction [Line Items]
Related party revenues				¥ 8,090